Cover	May 05, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 05, 2022
Entity Registrant Name	LIMBACH HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36541
Entity Tax Identification Number	46-5399422
Entity Address, Address Line One	797 Commonwealth Drive
Entity Address, City or Town	Warrendale
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15086
City Area Code	412
Local Phone Number	359-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	LMB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001606163
Former Address
Document Information [Line Items]
Entity Address, Address Line One	1251 Waterfront Place
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222